Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of short and long term investments [Abstract]
Schedule short-term investments measured at fair value through profit or loss

	Weighted average rate p.a.		December 31,
Description		Maturity	2024	2023

TAP Bond	7.5%	Mar-26	1,004,505	780,312
Investment funds	12.6%	Jun-26	107,847	—
			1,112,352	780,312

Current			71,898	—
Non-current			1,040,454	780,312